Post-employment benefits (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
2023	R$ 1,988
2024	1,937
2025	1,884
2026	1,947
2027	1,982
2028 to 2032	R$ 10,469
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Duration	9 years 1 month 13 days
2023	R$ 656
2024	676
2025	694
2026	711
2027	728
2028 to 2032	R$ 3,846
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Duration	8 years 6 months 3 days
2023	R$ 1,136
2024	1,072
2025	1,110
2026	1,151
2027	1,186
2028 to 2032	R$ 6,388
Other post employment benefits [member]
IfrsStatementLineItems [Line Items]
Duration	6 years 1 month 17 days
2023	R$ 196
2024	189
2025	80
2026	85
2027	68
2028 to 2032	R$ 235